Loans Receivable and Allowance for Loan Losses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of summary of the loan portfolio

	March 31, 2014			December 31, 2013
(In thousands)	Originated	Acquired	Total	Originated	Acquired	Total
Real estate loans:
Residential	$158,905	$—	$158,905	$155,874	$—	$155,874
Commercial	323,849	8,158	332,007	305,823	9,939	315,762
Construction	44,158	4,838	48,996	44,187	7,308	51,495
Home equity	9,734	3,815	13,549	9,625	3,872	13,497
	536,646	16,811	553,457	515,509	21,119	536,628
Commercial business	100,701	2,453	103,154	92,173	2,374	94,547
Consumer	67	483	550	225	612	837
Total loans	637,414	19,747	657,161	607,907	24,105	632,012
Allowance for loan losses	(8,603)	—	(8,603)	(8,382)	—	(8,382)
Deferred loan origination fees, net	(1,991)	—	(1,991)	(1,785)	(31)	(1,816)
Unamortized loan premiums	16	—	16	16	—	16
Loans receivable, net	$626,836	$19,747	$646,583	$597,756	$24,074	$621,830

	December 31, 2013			December 31, 2012
(In thousands)	Originated	Acquired	Total	Total
Real estate loans:
Residential	$155,874	$—	$155,874	$144,288
Commercial	305,823	10,710	316,533	284,763
Construction	44,187	7,358	51,545	33,148
Home equity	9,625	4,267	13,892	11,030
	515,509	22,335	537,844	473,229
Commercial business	92,173	1,393	93,566	56,764
Consumer	225	377	602	57
Total loans	607,907	24,105	632,012	530,050
Allowance for loan losses	(8,382)	—	(8,382)	(7,941)
Deferred loan origination fees, net	(1,785)	(31)	(1,816)	(1,338)
Unamortized loan premiums	16	—	16	21
Loans receivable, net	$597,756	$24,074	$621,830	$520,792

Schedule of activity in the accretable yields for the acquired loan portfolio

(In thousands)	Three Months Ended March 31, 2014
Balance at beginning of period	$1,418
Acquisition	—
Accretion	(140)
Other(a)	(50)
Balance at end of period	$1,228

a)
  Represents changes in cash flows expected to be collected due to loan sales.

(In thousands)	2013
Balance at beginning of period	$—
Acquisition	1,513
Accretion	(95)
Reclassification from nonaccretable difference for loans with improved cash flows(a)	—
Other changes in expected cash flows(b)	—
Balance at end of period	$1,418

Explanation of adjustments:
(a)
  Results in increased interest income as a prospective yield adjustment over the remaining life of the corresponding pool of loans.
(b)
  Represents changes in cash flows expected to be collected due to factors other than credit (e.g. changes in prepayment assumptions and/or changes in interest rates on variable rate loans), as well as loan sales, modifications and payoffs.

Schedule of allowance for loan losses

	Residential Real Estate	Commercial Real Estate	Construction	Home Equity	Commercial Business	Consumer	Unallocated	Total
	(In thousands)
Three Months Ended March 31, 2014
Originated
Beginning balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$—	$8,382
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	10	—	10
Provisions	(12)	151	(20)	2	106	(16)	—	211
Ending balance	$1,298	$3,767	$1,012	$192	$2,331	$3	$—	$8,603
Acquired
Beginning balance	$—	$—	$—	$—	$—	$—	$—	$—
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	—	—	—	—	—	—	—	—
Ending balance	$—	$—	$—	$—	$—	$—	$—	$—
Total
Beginning balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$—	$8,382
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	10	—	10
Provisions	(12)	151	(20)	2	106	(16)	—	211
Ending balance	$1,298	$3,767	$1,012	$192	$2,331	$3	$—	$8,603

	Residential Real Estate	Commercial Real Estate	Construction	Home Equity	Commercial Business	Consumer	Unallocated	Total
	(In thousands)
Three Months Ended March 31, 2013
Beginning balance	$1,230	$3,842	$929	$220	$1,718	$2	$—	$7,941
Charge-offs	—	—	—	—	—	(2)	—	(2)
Recoveries	—	—	—	—	—	5	—	5
Provisions	34	45	4	(6)	103	10	—	190
Ending balance	$1,264	$3,887	$933	$214	$1,821	$15	$—	$8,134

	Residential Real Estate	Commercial Real Estate	Construction	Home Equity	Commercial Business	Consumer	Unallocated	Total
	(In thousands)
December 31, 2013
Originated
Beginning balance	$1,230	$3,842	$929	$220	$1,718	$2	$—	$7,941
Charge-offs	—	(166)	—	—	—	(4)	—	(170)
Recoveries	—	—	—	—	—	26	—	26
Provisions	80	(60)	103	(30)	507	(15)	—	585
Ending balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$—	$8,382
Acquired
Beginning balance	$—	$—	$—	$—	$—	$—	$—	$—
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	—	—	—	—	—	—	—	—
Ending balance	$—	$—	$—	$—	$—	$—	$—	$—
Total
Beginning balance	$1,230	$3,842	$929	$220	$1,718	$2	$—	$7,941
Charge-offs	—	(166)	—	—	—	(4)	—	(170)
Recoveries	—	—	—	—	—	26	—	26
Provisions	80	(60)	103	(30)	507	(15)	—	585
Ending balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$—	$8,382
December 31, 2012
Beginning balance	$1,290	$2,519	$1,007	$274	$1,317	$11	$7	$6,425
Charge-offs	(261)	—	(60)	—	—	(5)	—	(326)
Recoveries	—	—	—	—	—	21	—	21
Provisions	201	1,323	(18)	(54)	401	(25)	(7)	1,821
Ending balance	$1,230	$3,842	$929	$220	$1,718	$2	$—	$7,941
December 31, 2011
Beginning balance	$1,053	$1,806	$951	$313	$744	$20	$553	$5,440
Charge-offs	—	—	(84)	—	—	—	—	(84)
Recoveries	—	—	—	—	—	20	—	20
Provisions	237	713	140	(39)	573	(29)	(546)	1,049
Ending balance	$1,290	$2,519	$1,007	$274	$1,317	$11	$7	$6,425

Schedule of portfolio segment and impairment methodology, of the allowance for loan losses and related portfolio

	Originated Loans		Acquired Loans		Total
	Portfolio	Allowance	Portfolio	Allowance	Portfolio	Allowance
	(In thousands)
March 31, 2014
Loans individually evaluated for impairment:
Residential real estate	$1,848	$72	$—	$—	$1,848	$72
Commercial real estate	1,117	56	—	—	1,117	56
Construction	—	—	—	—	—	—
Home equity	97	4	—	—	97	4
Commercial business	621	12	—	—	621	12
Consumer	—	—	—	—	—	—
Subtotal	$3,683	$144	$—	$—	$3,683	$144
Loans collectively evaluated for impairment:
Residential real estate	$157,057	$1,226	$—	$—	$157,057	$1,226
Commercial real estate	322,732	3,711	8,158	—	330,890	3,711
Construction	44,158	1,012	4,838	—	48,996	1,012
Home equity	9,637	188	3,815	—	13,452	188
Commercial business	100,080	2,319	2,453	—	102,533	2,319
Consumer	67	3	483	—	550	3
Subtotal	$633,731	$8,459	$19,747	$—	$653,478	$8,459
Total	$637,414	$8,603	$19,747	$—	$657,161	$8,603

	Originated Loans		Acquired Loans		Total
	Portfolio	Allowance	Portfolio	Allowance	Portfolio	Allowance
	(In thousands)
December 31, 2013
Loans individually evaluated for impairment:
Residential real estate	$1,867	$73	$—	$—	$1,867	$73
Commercial real estate	1,117	56	—	—	1,117	56
Construction	—	—	—	—	—	—
Home equity	97	4	—	—	97	4
Commercial business	642	12	—	—	642	12
Consumer	—	—	—	—	—	—
Subtotal	$3,723	$145	$—	$—	$3,723	$145
Loans collectively evaluated for impairment:
Residential real estate	$154,007	$1,237	$—	$—	$154,007	$1,237
Commercial real estate	304,706	3,560	9,939	—	314,645	3,560
Construction	44,187	1,032	7,308	—	51,495	1,032
Home equity	9,528	187	3,872	—	13,400	187
Commercial business	91,531	2,212	2,374	—	93,905	2,212
Consumer	225	9	612	—	837	9
Subtotal	$604,184	$8,237	$24,105	$—	$628,289	$8,237
Total	$607,907	$8,382	$24,105	$—	$632,012	$8,382

	Originated Loans		Acquired Loans		Total
	Portfolio	Allowance	Portfolio	Allowance	Portfolio	Allowance
	(In thousands)
December 31, 2013
Loans individually evaluated for impairment:
Residential real estate	$1,867	$73	$—	$—	$1,867	$73
Commercial real estate	1,117	56	—	—	1,117	56
Construction	—	—	—	—	—	—
Home equity	97	4	—	—	97	4
Commercial business	642	12	—	—	642	12
Consumer	—	—	—	—	—	—
Subtotal	$3,723	$145	$—	$—	$3,723	$145
Loans collectively evaluated for impairment:
Residential real estate	$154,007	$1,237	$—	$—	$154,007	$1,237
Commercial real estate	304,706	3,560	10,710	—	315,416	3,560
Construction	44,187	1,032	7,358	—	51,545	1,032
Home equity	9,528	187	4,267	—	13,795	187
Commercial business	91,531	2,212	1,393	—	92,924	2,212
Consumer	225	9	377	—	602	9
Subtotal	$604,184	$8,237	$24,105	$—	$628,289	$8,237
Total	$607,907	$8,382	$24,105	$—	$632,012	$8,382

	Total
	Portfolio	Allowance
	(In thousands)
December 31, 2012
Loans individually evaluated for impairment:
Residential real estate	$2,137	$—
Commercial real estate	1,817	249
Construction	—	—
Home equity	—	—
Commercial business	194	9
Consumer	—	—
Subtotal	$4,148	$258
Loans collectively evaluated for impairment:
Residential real estate	$142,151	$1,230
Commercial real estate	282,946	3,593
Construction	33,148	929
Home equity	11,030	220
Commercial business	56,570	1,709
Consumer	57	2
Subtotal	$525,902	$7,683
Total	$530,050	$7,941

Schedule of loan portfolio quality indicators by portfolio segment

	Commercial Credit Quality Indicators
	At March 31, 2014			At December 31, 2013
	Commercial Real Estate	Construction	Commercial Business	Commercial Real Estate	Construction	Commercial Business
	(In thousands)
Originated loans:
Pass	$322,498	$44,158	$99,650	$304,469	$44,187	$91,093
Special mention	234	—	430	237	—	438
Substandard	1,117	—	621	1,117	—	642
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total originated loans	323,849	44,158	100,701	305,823	44,187	92,173
Acquired loans:
Pass	7,417	1,755	1,886	9,580	4,639	1,806
Special mention	13	175	215	24	161	252
Substandard	728	2,908	352	335	2,508	316
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total acquired loans	8,158	4,838	2,453	9,939	7,308	2,374
Total	$332,007	$48,996	$103,154	$315,762	$51,495	$94,547

	Residential and Consumer Credit Quality Indicators
	At March 31, 2014			At December 31, 2013
	Residential Real Estate	Home Equity	Consumer	Residential Real Estate	Home Equity	Consumer
	(In thousands)
Originated loans:
Pass	$157,057	$9,560	$67	$153,443	$9,447	$225
Special mention	1,848	174	—	2,431	178	—
Substandard	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total originated loans	158,905	9,734	67	155,874	9,625	225
Acquired loans:
Pass	—	3,778	345	—	3,826	469
Special mention	—	—	138	—	—	143
Substandard	—	37	—	—	46	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total acquired loans	—	3,815	483	—	3,872	612
Total	$158,905	$13,549	$550	$155,874	$13,497	$837

	Commercial Credit Quality Indicators
	At December 31, 2013			At December 31, 2012
	Commercial Real Estate	Construction	Commercial Business	Commercial Real Estate	Construction	Commercial Business
	(In thousands)
Originated loans:
Pass	$304,469	$44,187	$91,093	$282,697	$33,148	$55,447
Special mention	237	—	438	249	—	1,123
Substandard	1,117	—	642	1,817	—	194
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total originated loans	305,823	44,187	92,173	284,763	33,148	56,764
Acquired loans:
Pass	10,351	4,689	825	—	—	—
Special mention	24	161	252	—	—	—
Substandard	335	2,508	316	—	—	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total acquired loans	10,710	7,358	1,393	—	—	—
Total	$316,533	$51,545	$93,566	$284,763	$33,148	$56,764

	Residential and Consumer Credit Quality Indicators
	At December 31, 2013			At December 31, 2012
	Residential Real Estate	Home Equity	Consumer	Residential Real Estate	Home Equity	Consumer
	(In thousands)
Originated loans:
Pass	$153,443	$9,447	$225	$142,151	$11,030	$57
Special mention	2,431	178	—	—	—	—
Substandard	—	—	—	2,137	—	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total originated loans	155,874	9,625	225	144,288	11,030	57
Acquired loans:
Pass	—	4,221	234	—	—	—
Special mention	—	—	143	—	—	—
Substandard	—	46	—	—	—	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total acquired loans	—	4,267	377	—	—	—
Total	$155,874	$13,892	$602	$144,288	$11,030	$57

Schedule of information with respect to our loan portfolio delinquencies by portfolio segment and amount

	As of March 31, 2014
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Originated Loans
Real estate loans:
Residential real estate	$—	$—	$984	$984	$157,921	$—
Commercial real estate	—	—	1,117	1,117	322,732	—
Construction	—	—	—	—	44,158	—
Home equity	—	—	—	—	9,734	—
Commercial business	131	—	—	131	100,570	—
Consumer	1	—	—	1	66	—
Total originated loans	132	—	2,101	2,233	635,181	—
Acquired Loans
Real estate loans:
Residential real estate	—	—	—	—	—	—
Commercial real estate	—	—	635	635	7,523	635
Construction	1,805	—	1,112	2,917	1,921	1,112
Home equity	—	—	—	—	3,815	—
Commercial business	—	—	—	—	2,453	—
Consumer	5	—	—	5	478	—
Total acquired loans	1,810	—	1,747	3,557	16,190	1,747
Total loans	$1,942	$—	$3,848	$5,790	$651,371	$1,747

	As of December 31, 2013
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Originated Loans
Real estate loans:
Residential real estate	$—	$—	$1,003	$1,003	$154,871	$—
Commercial real estate	—	—	—	—	305,823	—
Construction	—	—	—	—	44,187	—
Home equity	—	—	—	—	9,625	—
Commercial business	—	—	—	—	92,173	—
Consumer	—	—	—	—	225	—
Total originated loans	—	—	1,003	1,003	606,904	—
Acquired Loans
Real estate loans:
Residential real estate	—	—	—	—	—	—
Commercial real estate	—	—	797	797	9,142	797
Construction	—	—	2,508	2,508	4,800	2,508
Home equity	—	—	—	—	3,872	—
Commercial business	—	—	315	315	2,059	315
Consumer	—	—	—	—	612	—
Total acquired loans	—	—	3,620	3,620	20,485	3,620
Total loans	$—	$—	$4,623	$4,623	$627,389	$3,620

	As of December 31, 2013
	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Originated Loans
Real estate loans:
Residential real estate	$—	$—	$1,003	$1,003	$154,871	$—
Commercial real estate	—	—	—	—	305,823	—
Construction	—	—	—	—	44,187	—
Home equity	—	—	—	—	9,625	—
Commercial business	—	—	—	—	92,173	—
Consumer	—	—	—	—	225	—
Total originated loans	—	—	1,003	1,003	606,904	—
Acquired Loans
Real estate loans:
Residential real estate	—	—	—	—	—	—
Commercial real estate	—	—	797	797	9,913	797
Construction	—	—	2,508	2,508	4,850	2,508
Home equity	—	—	—	—	4,267	—
Commercial business	—	—	315	315	1,078	315
Consumer	—	—	—	—	377	—
Total acquired loans	—	—	3,620	3,620	20,485	3,620
Total loans	$—	$—	$4,623	$4,623	$627,389	$3,620

As of December 31, 2012
	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Real estate loans:
Residential real estate	$—	$—	$2,137	$2,137	$142,151	$—
Commercial real estate	—	—	1,817	1,817	282,946	—
Construction	—	—	—	—	33,148	—
Home equity	—	—	—	—	11,030	—
Commercial business	40	—	—	40	56,724	—
Consumer	—	—	—	—	57	—
Total	$40	$—	$3,954	$3,994	$526,056	$—

Schedule of nonaccrual loans by portfolio segment
	March 31,	December 31,
	2014	2013
	(In thousands)
Residential real estate	$984	$1,003
Commercial real estate	1,117	—
Total	$2,101	$1,003

	December 31,
	2013	2012
	(In thousands)
Residential real estate	$1,003	$2,137
Commercial real estate	—	1,817
Construction	—	—
Home equity	—	—
Commercial business	—	—
Total	$1,003	$3,954

Schedule of summarizes impaired loans
The following table summarizes impaired loans by portfolio segment as of March 31, 2014 and December 31, 2013:

	Carrying Amount		Unpaid Principal Balance		Associated Allowance
	Mar 31, 2014	Dec 31, 2013	Mar 31, 2014	Dec 31, 2013	Mar 31, 2014	Dec 31, 2013
	(In thousands)
Originated
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Residential real estate	$1,848	$1,867	$1,870	$1,880	$72	$73
Commercial real estate	1,117	1,117	1,117	1,117	56	56
Home equity	96	97	96	97	4	4
Commercial business	621	642	621	642	12	12
Total impaired loans with a valuation allowance	$3,682	$3,723	$3,704	$3,736	$144	$145
Total originated impaired loans	$3,682	$3,723	$3,704	$3,736	$144	$145
Acquired
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Total impaired loans with a valuation allowance	$—	$—	$—	$—	$—	$—
Total acquired impaired loans	$—	$—	$—	$—	$—	$—

The following table summarizes the average recorded investment balance of impaired loans and interest income recognized on impaired loans by portfolio segment for the three months ended March 31, 2014 and 2013:

	Average Recorded Investment		Interest Income Recognized
	2014	2013	2014	2013
	(In thousands)
Three months ended March 31,
Originated
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Residential real estate	$1,856	$1,903	$7	$15
Commercial real estate	1,117	1,593	—	—
Home equity	96	246	1	2
Commercial business	628	903	8	13
Total impaired loans with a valuation allowance	$3,697	$4,645	$16	$30
Total originated impaired loans	$3,697	$4,645	$16	$30
Acquired
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Total impaired loans with a valuation allowance	$—	$—	$—	$—
Total acquired impaired loans	$—	$—	$—	$—

	As of and for the Year Ended December 31, 2013
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
Originated	(In thousands)
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Residential real estate	$1,867	$1,880	$73	$1,896	$36
Commercial real estate	1,117	1,117	56	1,127	56
Home equity	97	97	4	221	7
Commercial business	642	642	12	680	37
Total impaired loans with a valuation allowance	$3,723	$3,736	$145	$3,924	$136
Total originated impaired loans	$3,723	$3,736	$145	$3,924	$136
Acquired
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Total impaired loans with a valuation allowance	$—	$—	$—	$—	$—
Total acquired impaired loans	$—	$—	$—	$—	$—

	As of and for the Year Ended December 31, 2012
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
	(In thousands)
Impaired loans without a valuation allowance:
Residential real estate	$2,137	$2,137	$—	$2,273	$47
Impaired loans with a valuation allowance:
Commercial real estate	$1,817	$1,817	$249	$2,461	$44
Commercial business	194	194	9	198	14
Total impaired loans with a valuation allowance	$2,011	$2,011	$258	$2,659	$58
Total impaired loans	$4,148	$4,148	$258	$4,932	$105

	As of and for the Year Ended December 31, 2011
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
	(In thousands)
Impaired loans without a valuation allowance:
Commercial real estate	$307	$307	$—	$310	$16
Home equity loans	90	90	—	90	1
Commercial business	203	203	—	206	15
Total impaired loans without a valuation allowance	$600	$600	$—	$606	$32
Impaired loans with a valuation allowance:
Residential real estate	$2,166	$2,166	$275	$2,166	$58
Commercial real estate	2,500	2,500	222	2,520	178
Construction	1,175	1,557	164	1,248	—
Commercial business	57	57	2	65	4
Total impaired loans with a valuation allowance	$5,898	$6,280	$663	$5,999	$240
Total impaired loans	$6,498	$6,880	$663	$6,605	$272

Schedule of loans whose terms were modified as TDRs during the periods

			Outstanding Recorded Investment
	Number of Loans		Pre-Modification		Post-Modification
(Dollars in thousands)	2014	2013	2014	2013	2014	2013
Three months ended March 31,
Home equity	—	1	$—	$97	$—	$97
Total	—	1	$—	$97	$—	$97

			Outstanding Recorded Investment
	Number of Loans		Pre-Modification		Post-Modification
(Dollars in thousands)	2013	2012	2013	2012	2013	2012
Years ended December 31,
Residential real estate	—	1	$—	$1,026	$—	$864
Commercial real estate	—	1	—	194	—	194
Home equity	1	—	97	—	97	—
Commercial business	—	2	—	794	—	794
Total	1	4	$97	$2,014	$97	$1,852

Schedule of information on how loans were modified as a TDR
	Three months
Periods ended March 31,	2014	2013
	(In thousands)
Maturity/amortization concession	$—	$97
Total	$—	$97

	December 31,
	2013	2012
	(In thousands)
Maturity/amortization concession	$97	$264
Below market interest rate concession	—	1,588
Total	$97	$1,852